Income tax expense	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Income tax expense

33.	Income tax expense

a)	Income tax expense

(a)	Components of income tax expense:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Current income tax:
Current income tax on profits for the period	408,788	636,876	1,109,752
Income tax on unappropriated retained earnings	74,540	105,665	227,467
Prior year income tax overestimation	(5,016)	(133,923)	(184,284)

Total current income tax	478,312	608,618	1,152,935

Deferred income tax:
Relating to origination and reversal of temporary differences	35,367	(14,237)	(54,617)

Income tax expense	513,679	594,381	1,098,318

(b)	The income tax (charge)/credit relating to components of other comprehensive income are as follows:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Unrealized (loss) gain on valuation of financial assets at fair value through other comprehensive income	(7,016)	34,794	30,459
Remeasurement of defined benefit obligations	4,183	(10,398)	(2,999)

	(2,833)	24,396	27,460

b)	Reconciliation of income tax expense and the accounting profit:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Tax calculated based on profit before tax and statutory tax rate	606,917	595,258	1,207,605
Effects from adjustments based on regulation	(162,924)	26,974	(152,618)
Temporary difference not recognized as deferred tax assets	(608)	(4)	—
Prior year income tax overestimation	(5,016)	(133,923)	(184,284)
Income tax on unappropriated retained earnings	74,540	105,665	227,467
Effect of different tax rates in countries in which the Group operates	770	411	148

Income tax expense	513,679	594,381	1,098,318

c)	The amounts of deferred tax assets or liabilities resulting from temporary differences and investment tax credits are as follows:

	2019
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	7,232	5,468	—	12,700
Property, plant and equipment	64,183	(25,515)	—	38,668
Provisions	12,396	(6,796)	—	5,600
Deferred revenue	34,156	(6,506)	—	27,650
Net defined benefit liability	100,743	(3,948)	(4,183)	92,612
Unrealized exchange losses	3,575	13,721	—	17,296
Investment tax credit	4,420	(4,420)	—	—
Others	11	15	—	26

Total	226,716	(27,981)	(4,183)	194,552

Deferred tax liabilities
Property, plant and equipment	(281,594)	(7,386)	—	(288,980)
Financial assets at fair value through other comprehensive income	(27,165)	—	7,016	(20,149)

Total	(308,759)	(7,386)	7,016	(309,129)

Information presented on statements of financial position
Deferred tax assets	226,716			194,552

Deferred tax liabilities	(308,759)			(309,129)

	2020
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	12,700	3,263	—	15,963
Property, plant and equipment	38,668	(2,267)	—	36,401
Provisions	5,600	(2,922)	—	2,678
Deferred revenue	27,650	(6,506)	—	21,144
Net defined benefit liability	92,612	(4,089)	10,398	98,921
Unrealized exchange losses	17,296	(7,381)	—	9,915
Others	26	643	—	669

Total	194,552	(19,259)	10,398	185,691

Deferred tax liabilities
Property, plant and equipment	(288,980)	33,496	—	(255,484)
Financial assets at fair value through other comprehensive income	(20,149)	—	(34,794)	(54,943)

Total	(309,129)	33,496	(34,794)	(310,427)

Information presented on statements of financial position
Deferred tax assets	194,552			185,691

Deferred tax liabilities	(309,129)			(310,427)

	2021
	January 1	Recognized in profit or loss	Recognized in other comprehensive income	December 31
	NT$000	NT$000	NT$000	NT$000
Deferred tax assets
Loss on inventories	15,963	8,354	—	24,317
Property, plant and equipment	36,401	235	—	36,636
Provisions	2,678	171	—	2,849
Deferred revenue	21,144	(6,506)	—	14,638
Net defined benefit liability	98,921	(4,672)	2,999	97,248
Unrealized exchange losses	9,915	(7,754)	—	2,161
Others	669	2,080	—	2,749

Total	185,691	(8,092)	2,999	180,598

Deferred tax liabilities
Property, plant and equipment	(255,484)	62,797	—	(192,687)
Financial assets at fair value through other comprehensive income	(54,943)	—	(30,459)	(85,402)
Others	—	(88)	—	(88)

Total	(310,427)	62,709	(30,459)	(278,177)

Information presented on statements of financial position
Deferred tax assets	185,691			180,598

Deferred tax liabilities	(310,427)			(278,177)

d)	The amounts of deductible temporary difference that are not recognized as deferred tax assets are as follows:

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Deductible temporary differences	946,236	371,133

e)
The Company has not recognized taxable temporary differences associated with investments as deferred tax liabilities. As of December 31, 2020 and 2021, the amounts of temporary differences not recognized as deferred tax liability were NT$45,005 thousand and NT$609,709 thousand, respectively.

f)	The Company’s income tax returns through 2019 have been assessed and approved by the Tax Authority.

g)
On October 31, 2016, the Company merged with its former parent company, ChipMOS TECHNOLOGIES (Bermuda) LTD. And as a result, the Company recognized its own shares originally held by former parent company as treasury stock. Subsequently, the Company deducted unappropriated retained earnings by NT$5,052,343 thousand to reflect the loss due from the cancellation of treasury stock. In January 2017, the Company has filed an application to the National Taxation Bureau of the Northern Area, Ministry of Finance to apply the accumulated deficit amount, as a deduction in the calculation of years 2015 and 2016 additional 10% tax on unappropriated retained earnings. In April and June 2020, the Company received the Notice for Assessment of Tax for the years 2015 and 2016 from the National Taxation Bureau of the Northern Area, Ministry of Finance, and the tax refund amounted to NT$138,941 thousand was received in year 2020.